Document and Entity Information Document	11 Months Ended
Dec. 07, 2012
Entity Information [Line Items]
Entity Registrant Name	INGERSOLL-RAND PLC
Entity Central Index Key	0001466258
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 07, 2012
Amendment Flag	false